Marshall Funds, Inc.

Supplement to The Advisor Class of Shares (Class A) and The Investor Class of Shares (Class Y) Statements of Additional Information dated October 31, 2003
-------------------------------------------------------------------------------


The following change is effective February 11, 2004:


In the section entitled "Who Manages the Funds" and sub-section entitled "Board Ownership of Shares in the Fund and in the Marshall Funds Family of Investment Companies as of December 31, 2002", please replace David W. Schulz's ownership information with the following:


                                             Dollar Range of       Aggregate
                                             Shares Owned          Dollar Range of
                                             Dollar Range of       Shares Owned in Marshall Funds
Interested                                   Shares Owned          Family of Investment
Board Member Name        Fund Name           in Fund ***           Companies

David W. Schulz          Large-Cap G&I       over $100,000         over $100,000
                         Mid-Cap Growth      $50,001-$100,000
                         Small-Cap Growth    over $100,000






Cusip 572353795
Cusip 572353886
Cusip 572353787
Cusip 572353704
Cusip 572353779
Cusip 572353860
Cusip 572353761
Cusip 572353878
Cusip 572353746
Cusip 572353829
Cusip 572353753
Cusip 572353837
Cusip 572353720
Cusip 572353605
Cusip 572353738
Cusip 572353506
Cusip 572353845
Cusip 572353688
Cusip 572353407
Cusip 572353209
Cusip 572353100


Edgewood Services, Inc. (Distributor)
30097 (2/04)